Shareholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity (Deficiency)
Shareholders’ Equity (Deficiency)

Recapitalization
In connection with the approved Plan, as discussed in Note 2, the Company completed a recapitalization whereby all existing equity interests, including stock options or other rights to purchase the Company's existing common stock, were cancelled. Cancellations included common stock A and B as well as Series A, A-1, B, B-1 and C Preferred stock. The Company authorized 19,000,000 shares of New Common Stock and 1,000,000 shares of New Preferred Stock.
Holders of the Old Notes received their pro rata share of 97.5% of New Common Stock and $150,000 of New Notes.
Holders of the preferred stock, immediately prior to the reorganization, received their pro rata share of (i) 2.5% of New Common Stock, and (ii) two tranches of eight-year warrants to acquire shares of New Common Stock representing, in the aggregate, up to 15.0% of the Company's outstanding common stock following the restructuring.
12. Shareholders’ Equity (Deficiency) (continued)

At the time of cancellation, there were no stock options outstanding. The restricted stock awards granted in April 2007 representing 14,402 shares of Series C Preferred Stock and 360,050 shares of Class B Common Stock were fully vested during 2010. Stock compensation expense for the restricted stock awards was $8 for the year ended December 31, 2010.

Common Stock
Common stock confers upon its holders voting rights, the right to receive cash and stock dividends, if declared, and the right to share in excess assets upon liquidation of the Company. The holders of Common stock are entitled to one vote per share.
Preferred Stock
Preferred stock confers upon its holders voting rights, designations, preferences, participation, qualifications, limitations, and expressed through resolutions adopted by the board of directors.

Warrants
The Series A-1 Warrants entitle the holders to purchase 1,235,895 shares of New Common Stock at an exercise price of $17.14, while the Series A-2 Warrants entitle the holders to purchase 468,105 shares of New Common Stock at an exercise price of $19.65. Both series of warrants are exercisable in whole or in part at any time prior to November 13, 2020.